SEGMENT INFORMATION - Non-current Assets by Location (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Non-current Assets [Abstract]
Non-current assets	$ 137,395	$ 128,661
United States of America [Member]
Non-current Assets [Abstract]
Non-current assets	37,420	28,668
Others [Member].
Non-current Assets [Abstract]
Non-current assets	$ 99,975	$ 99,993